Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	1,773	2,181	1,389
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Net income attributable to shareholders	1,875	2,326	1,349
Preferred securities dividends	(53)	(236)	(231)
Net income attributable to shareholders for basic earnings per share	1,822	2,090	1,118
Available for common shares	1,742	1,868	1,044
Available for unvested share-based payment awards	80	152	66
Available for mandatory convertible securities		70	8
Net income/(loss) attributable to shareholders for diluted earnings per share	1,822	2,090	1,118
Available for common shares	1,742	1,868	1,044
Available for unvested share-based payment awards	80	152	66
Available for mandatory convertible securities		70	8
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,616.4	1,532.9	1,320.4
Dilutive share options and warrants (in shares)	0.8	1.4	4.9
Dilutive share awards (in shares)	12.2	1.2	1.8
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,629.4	1,535.5	1,327.1
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	72.7	125.0	97.3
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities		63.0	97.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.02	1.14	0.82
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.06	0.08	(0.03)
Basic earnings per share (in CHF per share)	1.08	1.22	0.79
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.01	1.14	0.82
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.06	0.08	(0.03)
Diluted earnings per share (in CHF per share)	1.07	1.22	0.79
Weighted-average potential dilutive common shares	8.9	35.9	50.3